DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended			6 Months Ended		30 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Derivative Financial Instruments Details
Beginning Balance	$ 1,569,116	$ 2,361,925		$ 2,361,925
Change in fair value of warrant liability	(421,048)	(792,809)		(1,213,857)		476,140
Ending Balance	$ 1,148,068	$ 1,569,116		$ 1,148,068		$ 1,148,068